Submission	Nov. 21, 2025
Submission [Line Items]
Central Index Key	0001819794
Registrant Name	Fusion Fuel Green PLC
Registration File Number	333-287226
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A